UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04605

First Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1 – Schedule of Investments.

 The Schedule of Investments is included herewith.

Portfolio of Investments as of December 31, 2010 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS (96.4%)
DOMESTIC COMMON STOCKS (33.4%)
Banks & Thrifts (14.6%)
32,825	1st United Bancorp, Inc.*	$ 226,821
54,790	Alliance Bankshares Corp.*	213,133
27,800	American River Bankshares*	166,522
8,439	Ameris Bancorp*	88,947
406,400	AmeriServ Financial, Inc.*	642,112
30,289	Bank of Commerce Holdings	128,728
62,500	Bank of Virginia*	158,750
42,700	BCB Bancorp, Inc.	418,460
28,000	Bridge Capital Holdings*	243,600
35,498	Carolina Trust Bank*	122,468
340,815	CCF Holding Co.*(a)	102,245
14,044	Central Valley Community Bancorp*	78,646
29,600	Central Valley Community Bancorp*(b)(c)	165,760
38,860	Centrue Financial Corp.*	38,083
14,300	Citizens & Northern Corp.	212,498
60,000	Community Bank*(b)(c)(d)	3,810,000
56,800	The Connecticut Bank & Trust Co.*	318,080
65,566	Eastern Virginia Bankshares, Inc.	251,774
4,085	Evans Bancorp, Inc.	58,007
97,200	FC Holdings, Inc.*(b)(c)(d)	18,468
4,300	First Advantage Bancorp	50,568
39,700	First American International*(b)(c)(d)	519,276
61,678	First California Financial Group, Inc.*	172,698
17,400	First Capital Bancorp, Inc.*	62,292
518,508	First Republic Bank*(b)(c)(d)	13,589,058
144,200	First Security Group, Inc.*	131,222
66,726	First Southern Bancorp, Inc. - Class B*	620,552
28,200	First State Bank*(b)(c)(d)	7,614
2,880	First Trust Bank*	10,080
193,261	Florida Capital Group*(b)(c)(d)	96,631
7,820	FNB Bancorp	78,200
155,800	Great Florida Bank - Class A*	38,950
15,300	Great Florida Bank - Class B*	153
66,000	Greater Hudson Bank N.A.*	310,200
228,000	Hampshire First Bank*(b)(c)	1,938,000
8,500	Heritage Financial Corp.*	118,320
199,918	Heritage Oaks Bancorp*(b)(c)	659,729
36,900	ICB Financial*	138,375
14,200	Katahdin Bankshares Corp.	201,640
126,100	Metro Bancorp, Inc.*	1,388,361
905,600	National Bancshares, Inc.*(b)(c)(d)	452,800
17,300	New England Bancshares, Inc.	137,535
4,000	North Dallas Bank & Trust Co.(d)	188,720
30,400	Oak Ridge Financial Services, Inc.*	134,368
1,900	Old Point Financial Corp.	23,047
44,800	OmniAmerican Bancorp, Inc.*	607,040
24,000	Pacific Continental Corp.	241,440
162,590	Pilot Bancshares, Inc.*	269,899
190,540	Republic First Bancorp, Inc.*	463,012
370,344	Seacoast Banking*(b)(c)	540,702
4,500	Shore Bancshares, Inc.	47,430
69,269	Southern First Bancshares, Inc.*	516,747

79,900	Southern National Bancorp of Virginia, Inc.*	607,240
302,900	Square 1 Financial, Inc.*(b)(c)(d)	1,608,399
73,100	State Bancorp, Inc.	676,175
9,960	Tower Bancorp, Inc.	219,518
39,164	Valley Commerce Bancorp*	195,820
57,400	Wells Fargo & Co.	1,778,826
238,000	Western Liberty Bancorp*	1,294,720
12,404	Xenith Bankshares, Inc.*	65,493

		37,663,952

Diversified Financial Services (2.1%)
16,241	Affinity Financial Corp.*(b)(c)(d)	–
79,000	AllianceBernstein Holding, LP	1,843,070
100,033	Center Financial Corp.*(b)(c)	758,250
25,000	CMET Finance Holding*(b)(d)(e)	538,500
276,300	Highland Financial Partners LP*(b)(d)(e)	–
60,000	Independence Financial Group, Inc.*(b)(c)(d)	300,600
70,215	Mackinac Financial Corp.*	311,053
431,640	Muni Funding Co. of America, LLC*(b)(d)(e)	1,113,631
455,100	Ocwen Structured Investments, LLC*(b)(c)(d)	464,202
349,967	Terra Nova Financial Group*	96,241

		5,425,547

Electric (1.2%)
80,000	PPL Corp.	2,105,600
16,800	Public Service Enterprise Group, Inc.	534,408
12,400	SCANA Corp.	503,440

		3,143,448

Insurance (2.3%)
19,678	Forethought Financial Group, Inc. - Class A*(b)(c)(d)	4,788,838
93,403	Penn Millers Holding Corp.*	1,227,315

		6,016,153

Mortgages & REITS (0.8%)
55,000	Embarcadero Bank*(b)(c)(d)	507,650
155,504	Newcastle Investment Holdings Corp., REIT*(d)	143,686
87,900	Verde Realty*(b)(c)(d)	1,482,873

		2,134,209

Pharmaceuticals (0.3%)
20,447	Merck & Co., Inc	736,910

Registered Investment Companies (RICs) (0.7%)
40,000	Cohen & Steers Infrastructure Fund, Inc.	656,800
32,235	Cohen & Steers Quality Income Realty Fund, Inc.	278,833
45,475	RMR Asia Pacific Real Estate Fund	835,376

		1,771,009

Retail (0.5%)
20,000	Walgreen Co.	779,200
10,000	Wal-Mart Stores, Inc.	539,300

		1,318,500

Savings & Loans (9.6%)
34,100	Appalachian Bancshares, Inc.*	852
10,000	Auburn Bancorp, Inc.*(d)	63,000
113,600	Beacon Federal Bancorp, Inc.	1,330,256
14,400	BofI Holding, Inc.*	223,344
96,980	Broadway Financial Corp.(a)	226,933
45,100	Carver Bancorp, Inc.	86,141
61,300	Central Federal Corp.*	31,263
54,346	CFS Bancorp, Inc.	284,230
14,015	Charter Financial Corp.	124,733
14,300	Citizens Community Bank*	57,915
84,466	Citizens South Banking Corp.*(b)(c)	363,204
1,314	Colonial Financial Services, Inc.*	16,031
33,500	Eagle Bancorp	360,125

20,200	ECB Bancorp, Inc.	272,094
30,491	ESSA Bancorp, Inc.	403,091
32,500	Fidelity Federal Bancorp*(d)	417,625
19,238	First Community Bank Corp. of America*	23,470
18,128	Fox Chase Bancorp, Inc.*	214,817
43,400	Georgetown Bancorp, Inc.*	225,680
222,900	Hampden Bancorp, Inc.	2,525,457
22,030	HF Financial Corp.	237,924
47,216	Home Bancorp, Inc.*	652,525
88,948	Home Federal Bancorp, Inc.	1,091,392
58,100	Jefferson Bancshares, Inc.*	188,244
35,500	Legacy Bancorp, Inc.	466,470
42,000	Liberty Bancorp, Inc.	252,000
22,600	Malvern Federal Bancorp, Inc.	158,200
58,299	Meridian Interstate Bancorp, Inc.*	687,345
310,300	MidCountry Financial Corp.*(b)(c)(d)	1,377,732
600	Naugatuck Valley Financial Corp.	4,050
113,200	Newport Bancorp, Inc.*	1,379,908
106,998	Ocean Shore Holding Co.	1,225,127
29,100	Old Line Bancshares, Inc.	234,546
82,800	Osage Bancshares, Inc.	575,460
191,410	Pacific Premier Bancorp, Inc.*	1,203,969
165,930	Perpetual Federal Savings Bank(a)	2,181,980
17,500	Privee, LLC*(b)(c) (d)	–
52,700	Provident Financial Holdings, Inc.	381,548
40,650	Redwood Financial, Inc.*(a)	376,013
89,993	River Valley Bancorp(a)	1,439,888
12,400	Rockville Financial, Inc.	151,528
6,300	Royal Financial, Inc.*	10,521
308,740	SI Financial Group, Inc.	2,726,174
13,200	Sound Financial, Inc.	63,360
100,000	Sterling Eagle* (d)	–
110,500	Third Century Bancorp*(a)	303,875

		24,620,040

Tobacco Products (0.7%)
42,000	Altria Group, Inc.	1,034,040
11,000	Philip Morris International, Inc.	643,830

		1,677,870

Trucking & Leasing (0.6%)
121,082	Willis Lease Finance Corp.*	1,577,698

TOTAL DOMESTIC COMMON STOCKS (Cost $124,638,114)		86,085,336

FOREIGN COMMON STOCKS (9.8%)
Bermuda (0.0%)(f)
11,200	Majestic Capital, Ltd.*	48,048
36,500	RAM Holdings, Ltd.*	33,580

		81,628

Cayman Islands (0.2%)
70,457	Phoenix Group Holdings	671,176

Denmark (0.4%)
5,490	Gronlandsbanken*	467,502
7,378	Spar Nord Bank A/S*	80,684
19,324	Sydbank A/S*	524,147

		1,072,333

France (0.6%)
24,000	Sanofi-Aventis S.A.	1,554,822

Germany (0.4%)

6,700	Muenchener Rueckversicherungs AG	1,015,211

Hong Kong (0.6%)
98,000	Cheung Kong Holdings, Ltd.	1,511,708

India (7.1%)
45,582	Axis Bank, Ltd.	1,376,278
33,428	Bajaj Auto, Ltd.	1,152,019
43,173	Educomp Solutions, Ltd.	513,413
14,934	Financial Technologies India, Ltd.	298,496
221,163	Karnataka Bank, Ltd.	814,369
161,804	Kotak Mahindra Bank, Ltd.	1,641,561
932,280	Magma Fincorp, Ltd.	1,513,665
693,370	Manappuram General Finance & Leasing, Ltd.	2,325,964
20,659	Maruti Suzuki India, Ltd.	656,800
17,776	NSE India, Ltd.*(b)(c)(d)	1,478,511
53,608	Reliance Infrastructure, Ltd.	1,010,897
200,259	Shriram Transport Finance Co., Ltd.	3,497,983
66,094	Tata Motors, Ltd.	1,933,894

		18,213,850

Pakistan (0.3%)
299,213	Engro Corp., Ltd.	676,668

Switzerland (0.2%)
8,000	Transocean, Ltd.*	556,080

TOTAL FOREIGN COMMON STOCKS (Cost $24,457,320)		25,353,476

LIMITED PARTNERSHIPS (51.9%)
1	Bay Pond*(b)(c)(d)	45,194,228
1	Iguazu Partners, LP*(b)(c)(d)	4,533,257
1	J. Caird Partners, LP*(b)(c)(d)	20,229,766
1	North River Partners*(b)(c)(d)	16,624,265
1	Wolf Creek*(b)(c)(d)	47,167,198

		133,748,714

TOTAL LIMITED PARTNERSHIPS (Cost $118,500,000)		133,748,714

DOMESTIC PREFERRED STOCKS (0.7%)
1,600	Maiden Holdings, Ltd., Series C, 14.00%*(b)(d)(e)	1,728,283

TOTAL DOMESTIC PREFERRED STOCKS (Cost $1,600,000)		1,728,283

DOMESTIC RIGHTS & WARRANTS (0.2%)
195,000	Dime Bancorp, Inc., Litigation Tracking Warrant, strike price $0.00, Expires 12/26/50*	107,250
262,296	Flagstar Bancorp, Warrant, strike price $1.00, Expires 1/30/19*(d)	302,786
6,560	Forethought Financial Group, Inc., Warrant, strike price $220.00, Expires 7/13/11*(b)(c)(d)	153,242

3,622,400	National Bancshares, Inc., Right, subscription price $0.50, expires 1/31/2011	–
233,333	Terra Nova Financial Group, Inc., Warrant, strike price $3.00, Expires 3/17/11* (b) (c)(d)	–

		563,278

TOTAL DOMESTIC RIGHTS & WARRANTS		563,278
(Cost $–)

Shares/ Par Value	Description	Value (Note 1)
DOMESTIC CORPORATE BONDS & NOTES (0.4%)
Banks (0.4%)
$1,010,000	Susquehanna Capital II, 11.00%, due 3/23/40	1,078,175

TOTAL DOMESTIC CORPORATE BONDS & NOTES
(Cost $1,010,000)		1,078,175

TOTAL LONG TERM INVESTMENTS
(Cost $270,205,434)		248,557,262

SHORT TERM INVESTMENTS (3.5%)
Money Market Funds (3.5%)
961,376	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class (7 day Yield 0.000%)(g)	961,376
8,000,000	JPMorgan Prime Money Market Fund (7 day Yield 0.135%)	8,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $8,961,376)		8,961,376

TOTAL INVESTMENTS (99.9%)
(Cost $279,166,810)		257,518,638
TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)		251,223

TOTAL NET ASSETS (100.0%)		$257,769,861

*	Non-income producing security.
(a)	Affiliated Company. See accompanying Notes to Quarterly Portfolio of Investments.
(b)	Indicates a security which is considered restricted. Also see Note 5.
(c)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2010, private placements had a total value of $168,830,253 or 65.50% of total net assets.
(d)	Indicates a fair valued security. Total market value for fair value securities is $168,900,839 representing 65.52% of total net assets.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
(f)	Less than 0.05% of total net assets.
(g)	Less than 0.0005%.

Common Abbreviations:

A/S - Aktieselskab is a Danish term for joint stock company

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

N.A. - National Association

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

For Fund compliance purposes, the Fund’s industry/geography classifications refer to any one or more of the industry/geography sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of total net assets. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2010 (Unaudited)

Note 1. Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser or sub-adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser or sub-adviser. The Fund uses various valuation techniques that utilize both observable and unobservable inputs including multi-dimensional relational pricing model, option adjusted spread pricing, book value, last available trade, discounted future cash flow models, cost, and comparable company approach. In such circumstances, the adviser or sub-adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser or sub-adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. The Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.

The Fund’s investments in unregistered pooled investment vehicles (hedge funds) are valued at the most recent value periodically determined by the respective hedge fund managers according to such manager’s policies and procedures (adjusted for estimated expenses and fees accrued to the Fund since the last valuation date); provided, however, that the Pricing Committee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If a hedge fund does not report a value to the Fund on a timely basis, the fair value of such hedge fund shall be based on the most recent value reported by the hedge fund, as well as any other relevant information available at the time the Fund values its portfolio. As a practical matter, hedge fund valuations generally can be obtained from hedge fund managers on a weekly basis, as of close of business Thursday, but the frequency and timing of receiving valuations for hedge fund investments is subject to change at any time, without notice to stockholders, at the discretion of the hedge fund manager or the Fund.

The Portfolio of Investments includes investments valued at $168,900,839 (65.5% of total net assets), whose fair values have been estimated by management in the absence of readily determinable fair values. Due to the inherent uncertainty of the valuation of these investments, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical investments
•	Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3. The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$48,051,981	$6,803,386	$31,229,969	$86,085,336
Banks & Thrifts	14,514,715	3,054,607	20,076,164	37,645,486
Diversified Financial Services	2,601,320	407,293	2,416,933	5,425,546
Electric	3,143,448			3,143,448
Insurance	1,227,315		4,788,838	6,016,153
Mortgages & REITS			2,134,209	2,134,209
Pharmaceuticals	736,910			736,910
Registered Investment Companies (RICs)	1,771,008			1,771,008
Retail	1,318,500			1,318,500
Savings & Loans	19,483,197	3,341,486	1,813,825	24,638,508
Tobacco Products	1,677,870			1,677,870
Trucking & Leasing	1,577,698			1,577,698

Foreign Common Stocks	23,874,965		1,478,511	25,353,476
Bermuda	81,628			81,628
Cayman Islands	671,176			671,176
Denmark	1,072,333			1,072,333
France	1,554,822			1,554,822
Germany	1,015,211			1,015,211
Hong Kong	1,511,708			1,511,708
India	16,735,339		1,478,511	18,213,850
Pakistan	676,668			676,668
Switzerland	556,080			556,080

Limited Partnerships	-	-	133,748,714	133,748,714
Domestic Preferred Stocks	-	-	1,728,283	1,728,283
Domestic Warrants	107,250	302,786	153,242	563,278
Domestic Corporate Bonds & Notes	-	1,078,175	-	1,078,175
Short Term Investments	8,961,376	-	-	8,961,376
TOTAL	$80,995,572	$8,184,347	$168,338,719	$257,518,638

Other Financial Instruments	Level 1	Level 2	Level 3
Credit Default Swaps	-	$440,652	-	$440,652
TOTAL	-	$440,652	-	$440,652

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of December 31, 2010
Domestic Common Stocks	$16,978,622	$-	$(507,090)	$1,979,980	$12,778,457	$31,229,969
Foreign Common Stocks	-	-	(38,758)	1,517,269	-	1,478,511
Limited Partnerships	-	-	15,248,714	118,500,000	-	133,748,714
Domestic Preferred Stocks	2,737,160	-	(208,877)	(800,000)	-	1,728,283
Domestic Warrants	-	-	153,242	-	-	153,242
TOTAL	$19,715,782	$-	$14,647,231	$121,197,249	$12,778,457	$168,338,719

New Accounting Pronouncement: In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceed the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund had no outstanding repurchase agreements as of December 31, 2010.

Note 2. Unrealized Appreciation/(Depreciation)

On December 31, 2010, based on cost of $276,792,064 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $38,934,855 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $58,208,281, resulting in net unrealized depreciation of $19,273,426.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance as of 4/1/10	Purchases	Sales	Ending Share Balance as of 12/31/10	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corporation	129,280	-	(32,300)	96,980	$1,293	(11,386)	$226,933
CCF Holding Company	340,815	-	-	340,815	-	-	102,245
Perpetual Federal Savings Bank	165,930	-	-	165,930	74,669	-	2,181,980

Redwood Financial, Inc.
	40,650	-	-	40,650	-	-	376,013
River Valley Bancorp	89,993	-	-	89,993	56,696	-	1,439,888
Third Century Bancorp
	110,500	-	-	110,500	-	-	303,875
TOTAL					$132,658	$(11,386)	$4,630,934

Note 4. Credit Default Swaps

The Fund may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. Credit default swaps are marked to market periodically using quotations from pricing services. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreement.

Credit default swap contracts entered into by the Fund as of December 31, 2010, were as follows:

Swap Counterparty	Referenced Obligation	Notional Amount		Rates paid by Fund	Termination Date	Upfront Payment Received/(Paid)	Unrealized Gain/(Loss)
Credit Suisse First Boston Intl	Bank of India London	500,000	USD	1.00%	6/20/15	10,214	270

Morgan Stanley	Barclays Bank	2,250,000	EUR	1.42%	9/20/13	-	(43,061)
Credit Suisse First Boston Intl	Capital One Bank	500,000	USD	1.00%	12/20/14	(5,213)	(1,578)

Goldman Sachs	Commerzbank	2,250,000	EUR	0.88%	9/20/13	-	22,835

Morgan Stanley	Credit Agricole	2,250,000	EUR	1.09%	9/20/13	-	17,591

Morgan Stanley	DBR	12,500,000	USD	0.12%	9/20/18	-	487,649

Goldman Sachs	EURO DB	1,700,000	EUR	0.88%	9/20/13	-	(11,146)
Goldman Sachs	Export-Import Bank of India	500,000	USD	1.00%	6/20/15	8,742	998
Morgan Stanley	Federative Republic Brazil	750,000	USD	1.00%	3/20/15	16,667	(16,598)
Morgan Stanley	IDBI Bank Limited	500,000	USD	1.00%	6/20/15	7,235	2,377

Morgan Stanley	Republic of Korea State Bank of India	1,500,000	USD	1.22%	9/20/13	-	(20,507)
Morgan Stanley	London	500,000	USD	1.00%	6/20/15	7,235	1,822

TOTAL						$44,880	$440,652

Note 5. Restricted Securities

As of December 31, 2010, investments in securities included issues that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of December 31, 2010 are as follows:

Description	Acquisition Date	Cost	Market Value	Market Value as % of Net Assets
Affinity Financial Corp.	3/24/2005	$ 1,000,000	$-	0.0%
Bay Pond	6/1/2010	39,500,000	45,194,228	17.4%
Center Financial Corp.	12/29/2009	375,125	758,250	0.3%
Central Valley Community Bancorp	12/22/2009	155,400	165,760	0.1%
Citizens South Banking Corp.	3/11/2010	361,998	363,204	0.1%
CMET Finance Holding	12/8/2003	2,500,000	538,500	0.2%
Embarcadero Bank	7/7/2006	550,000	507,650	0.2%
FC Holdings, Inc.	1/5/2006	972,000	18,468	0.0%
Fidelity Federal Bancorp	10/17/95- 11/27/01	2,242,322	387,075	0.2%
First American International	11/29/2005	1,052,050	519,276	0.2%
First Republic Bank	10/21/2009- 6/7/2010	7,889,995	13,589,058	5.3%
First State Bank	11/21/2007	190,350	7,614	0.0%
Florida Capital Group	8/23/2006	2,203,175	96,631	0.0%
Forethought Financial Group, Inc.- Class A	11/13/2009	4,066,780	4,788,838	1.9%
Forethought Financial Group, Inc., Warrant, strike price $220.00, Expires 7/13/11	11/13/2009- 12/31/2009	-	153,242	0.1%
Hampshire First Bank	10/31/2006	2,280,000	1,938,000	0.8%
Heritage Oaks Bancorp	6/28/2006- 3/10/2010	840,735	659,729	0.3%
Highland Financial Partners LP	10/18/2006	4,558,950	-	0.0%
Iguazu Partners, LP	11/4/2010	4,500,000	4,533,257	1.8%
Independence Financial Group, Inc.	9/13/2004	480,000	300,600	0.1%
J. Caird Partners, LP	7/1/2010	18,000,000	20,229,766	7.8%
Maiden Holdings, Ltd., Series C	1/15/2009	1,600,000	1,728,283	0.7%
MidCountry Financial Corp.	10/22/2004	4,654,500	1,377,732	0.5%
Muni Funding Co. of America, LLC	6/4/07-7/10/09	2,058,848	1,113,631	0.4%
National Bancshares, Inc.	6/6/2006	2,128,160	452,800	0.2%
North River Partners	8/2/2010	17,000,000	16,624,265	6.4%
NSE India, Ltd.	4/30/2010	1,517,269	1,478,511	0.6%
Ocwen Structured Investments, LLC	3/20/07 -8/27/07	1,494,245	464,202	0.2%

Privee, LLC	11/17/2004	2,362,500	-	0.0%
Seacoast Banking Corp.	4/9/10-6/16/10	536,999	540,702	0.2%
Square 1 Financial, Inc.	5/3/2005	3,029,000	1,608,399	0.6%
Terra Nova Financial Group, Inc. Warrant, strike price $3.00, expires 3/17/11	3/16/2006	233,333	-	0.0%
Verde Realty	2/16/2007	2,900,700	1,482,873	0.6%
Wolf Creek	6/1/2010	39,500,000	47,167,198	18.3%
TOTAL		$171,404,211	$172,210,667	66.8%

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 - Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 1, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	March 1, 2011